Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deposits by banks
Fair value of liabilities
Financial Liabilities	£ 44,092	£ 31,452
Deposits by banks | Amortised cost
Fair value of liabilities
Financial Liabilities	44,100	31,500
Customer deposits | Amortised cost
Fair value of liabilities
Financial Liabilities	443,000	433,500
Settlement balances liabilities | Amortised cost
Fair value of liabilities
Financial Liabilities	900	1,700
Other financial liabilities - debt securities in issue | Amortised cost
Fair value of liabilities
Financial Liabilities	63,000	57,500
Financial liabilities (other)
Fair value of liabilities
Financial Liabilities	67,599	61,087
Financial liabilities, subordinated
Fair value of liabilities
Financial Liabilities	6,123	6,136
Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Financial Liabilities	5,900	5,900
Notes in circulation
Fair value of liabilities
Financial Liabilities	3,164	3,316
Notes in circulation | Amortised cost
Fair value of liabilities
Financial Liabilities	3,200	3,300
Items where fair value approximates carrying value | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	4,100	4,300
Items where fair value approximates carrying value | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	367,700	363,000
Items where fair value approximates carrying value | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	900	1,700
Items where fair value approximates carrying value | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,200	3,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	44,100	31,200
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	36,200	23,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Deposits by banks | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	3,800	3,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	424,400	433,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	30,400	24,300
Not measured at fair value in statement of financial position but for which fair value is disclosed | Customer deposits | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	26,300	46,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Settlement balances liabilities | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	900	1,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	63,600	57,600
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	51,900	48,900
Not measured at fair value in statement of financial position but for which fair value is disclosed | Other financial liabilities - debt securities in issue | Level 3 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	11,700	8,700
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	6,100	6,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Financial liabilities, subordinated | Level 2 | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	6,100	6,000
Not measured at fair value in statement of financial position but for which fair value is disclosed | Notes in circulation | Amortised cost
Fair value of liabilities
Fair value, Financial Liabilities	£ 3,200	£ 3,300